Contract Liabilities - Summary of Contract Liabilities (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Contract liabilities [abstract]
At January 1	$ 113,572	RM 500,000
Cash received in advance of performance and not recognised as revenue			RM 500,000
Amount recognised as revenue	$ (113,572)	RM (500,000)
At December 31			RM 500,000